SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ in Thousands, ¥ in Millions	Apr. 07, 2017 $ / shares	Apr. 07, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Equity Method Investments | $			$ 6,176	$ 89,221
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Event [Line Items]
Business Acquisition, Share Price	$ 2.00
Subsequent Event [Member] | American Depositary Shares [Member]
Subsequent Event [Line Items]
Business Acquisition, Share Price	$ 4.00
Subsequent Event [Member] | Unicom AirMedia [Member]
Subsequent Event [Line Items]
Equity Method Investments | ¥		¥ 120
Equity interest percentage		39.00%